Supplemental Cash Flow Information (Non-Cash Investing and Financing Activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Retirement of fully depreciated assets	$ 21,185	$ 24,806	$ 40,775
Accrued capital expenditures	12,738	7,094	4,109
Capital Lease Obligations Incurred	11,717	0	0
Dividend Declared [Member]
Dividends declared but not paid	$ 17,317	$ 18,442	$ 18,132